Income taxes	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Income taxes

Note 10 Income taxes
Pillar Two model rules
The 2023 Canadian Federal budget reinforced the Government of Canada’s commitment to the Organisation for Economic Co-operation and Development’s two-pillar plan for international tax reform, including a global

15
%
minimum tax on multinational enterprises (under the Pillar Two model rules), and associated draft legislation for a Global Minimum Tax Act was released by the Government on August 4. The timing of the enactment of these proposed rules in Canada remains uncertain, and the legislation remains subject to amendment prior to enactment. While the Pillar Two model rules are not yet substantively enacted in Canada, certain non-Canadian jurisdictions where we have operations have enacted or substantively enacted legislation implementing these rules. The impact on RBC continues to be assessed and will depend on numerous variables including, among others, the final legislation enacted across the various jurisdictions in which we operate. We continue to actively monitor developments.